Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morgan Stanley Capital International (“MSCI”) Europe, Australia, and the Far East (“EAFE”) Index
Prospectus [Line Items]
Average Annual Return, Percent	31.89%	9.47%	8.72%
Lipper International Multi Cap Growth Fund Classification [Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.36%	4.51%	7.07%
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	21.84%	2.61%	6.54%
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.65%	1.51%	5.45%
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.50%	2.02%	5.18%
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	14.52%	0.37%	5.04%
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	19.55%	0.81%	4.88%
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	22.12%	2.86%	7.03%